Standpoint Multi-Asset Fund
Consolidated Schedule of Investments
July 31, 2022 - (Unaudited)
Exchange-Traded Funds — 41.75% Shares Fair Value
iShares Core MSCI EAFE ETF 258,400 $ 16,033,720
iShares Core S&P Total US Stock Market ETF 321,500 29,426,895
Schwab International Equity ETF 484,300 16,010,958
Schwab U.S. Broad Market ETF 610,100 29,486,133
SPDR Portfolio Developed World EX-US ETF 526,000 15,979,880
SPDR Portfolio Total Stock Market ETF 593,200 30,146,424
Vanguard FTSE Developed Markets ETF 372,900 16,019,784
Vanguard Total Stock Market ETF 143,000 29,493,750
Total Exchange-Traded Funds
    (Cost $191,163,264) 182,597,544
Total Investments — 41.75%
    (Cost $191,163,264) 182,597,544
Other Assets in Excess of Liabilities — 58.25%
(a)
254,744,485
Net Assets — 100.00% $ 437,342,029
(a) Includes cash held as margin for futures contracts.

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts
July 31, 2022 - (Unaudited)
Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
Brent Crude Future
(a)
147 September 2022 $ 15,283,590 $ 1,629,200
Crude Oil Future
(a)
133 November 2022 12,484,710 (84,440)
Low Sulphur Gas Oil Future
(a)
56 September 2022 6,099,800 238,575
Mexican Peso Future 20 September 2022 486,700 (15,295)
NY Harbor ULSD Future
(a)
29 September 2022 4,322,682 (126,193)
$ 1,641,847
SHORT CONTRACTS
10 Year Commonwealth Treasury Bond
Future
(105)
September 2022 $ (9,168,253) $ (725,524)
10-Year US Treasury Note Future (409) September 2022 (49,546,669) (615,192)
3 Year Commonwealth Treasury Bond
Future
(83)
September 2022 (6,335,019) (171,772)
5-Year US Treasury Note Future (500) October 2022 (56,863,501) (203,055)
ASX SPI 200 Index Future (11) September 2022 (1,318,125) (99,597)
Australian Dollar Future (43) September 2022 (3,010,000) (81,730)
British Pound Future (73) September 2022 (5,560,775) 154,050
Canadian 10 Year Bond Future (59) September 2022 (6,010,488) (112,106)
Canadian Dollar Future (44) September 2022 (3,433,760) (33,915)
Chicago SRW Wheat Future
(a)
(20) September 2022 (807,750) (2,450)
CME Ultra Long Term US Treasury Bond
Future
(153)
September 2022 (24,221,889) (60,209)
Cocoa Future
(a)
(33) September 2022 (766,590) 49,880
Coffee 'C' Future
(a)
(13) September 2022 (1,058,850) (12,187)
Copper Future
(a)
(17) September 2022 (1,518,738) 134,250
E-Mini S&P 500 Future (128) September 2022 (26,454,400) (2,441,115)
Euro FX Future (280) September 2022 (35,890,750) 1,584,637
Euro STOXX 50 Future
(a)
(220) September 2022 (8,319,102) (547,048)
Euro-BTP Italian Government Bond Future (55) September 2022 (7,097,191) (193,601)
Euro-BUXL 30 Year Bond Future (25) September 2022 (4,744,638) (409,042)
Euro-OAT Future (24) September 2022 (3,590,684) (147,485)
Gold Future
(a)
(50) December 2022 (8,909,000) (281,030)
Japanese Yen Future (69) September 2022 (6,491,606) (15,997)
LME Copper Future
(a)
(12) September 2022 (2,377,649) 273,717
LME Primary Aluminum Future
(a)
(33) September 2022 (2,065,173) (34,448)
LME Zinc Future
(a)
(9) September 2022 (754,259) (73,634)
London Robusta Coffee Future
(a)
(6) September 2022 (121,800) (4,550)
Long Gilt Future (58) September 2022 (8,347,163) (8,942)
MSCI EAFE Index Future (26) September 2022 (2,537,730) (115,735)
New Zealand Dollar Future (18) September 2022 (1,132,740) 17,405
Platinum Future
(a)
(6) October 2022 (266,940) (11,500)
S&P/Toronto Stock Exchange 60 Index
Future
(14)
September 2022 (2,595,508) (55,753)
SGX MSCI Singapore Index Future (11) August 2022 (234,077) (3,205)

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts (continued)
July 31, 2022 - (Unaudited)
Silver Future
(a)
(18) September 2022 $ (1,817,730) $ 113,170
U.S. Treasury Long Bond Future (134) September 2022 (19,296,000) (394,094)
Ultra 10-Year US Treasury Note Future (123) September 2022 (16,143,750) (209,758)
$ (4,737,565)
(a) Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.